Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	¥ 417,547
Tax credit carryforwards	2,395
Within 1 year
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	851
Tax credit carryforwards	1
1 to 5 years
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	8,325
Tax credit carryforwards	794
5 to 20 years
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	315,852
Tax credit carryforwards	937
Indefinite periods
Operating Loss and Tax Credit Carryforward [Line Items]
Operating loss carryforwards	92,519
Tax credit carryforwards	¥ 663